Revenues	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Revenues

7.	Revenues
Zegna generates revenues primarily from the sale of its products (net of returns and discounts), as well as from fees for services provided, royalties received from third parties and licensees.
The following table provides a breakdown of revenues by product line:

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
Zegna branded products	847,311	636,478	919,545
Thom Browne	263,397	179,490	160,595
Textile	102,244	87,615	108,513
Third Party Brands	74,957	82,273	91,720
Agnona	1,191	12,389	17,691
Other	3,302	16,488	23,263

Total revenues	1,292,402	1,014,733	1,321,327
The following table provides a breakdown of revenues by sales channel:

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
Direct to Consumer (DTC) - Zegna branded products	712,862	527,972	743,012
Direct to Consumer (DTC) - Thom Browne branded products	138,567	85,268	61,045

Total Direct to Customer (DTC)	851,429	613,240	804,057
Wholesale Zegna branded products	134,449	108,506	176,533
Wholesale Thom Browne branded products	124,830	94,222	99,550
Wholesale Third Party Brands and Textile	177,201	169,888	200,233
Wholesale Agnona	1,191	12,389	17,691

Total Wholesale	437,671	385,005	494,007
Other	3,302	16,488	23,263

Total revenues	1,292,402	1,014,733	1,321,327

The following table provides a breakdown of revenues by geographic area:

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
EMEA (1)	380,325	315,879	431,384
of which Italy	158,722	121,202	140,676
of which UK	37,682	32,985	58,012
North America (2)	191,283	131,049	233,327
of which United States	176,059	114,818	205,744
Latin America (3)	19,971	12,915	25,404
APAC (4)	696,344	551,650	626,059
of which Greater China Region	588,876	438,193	458,294
of which Japan	55,479	61,523	90,240
Other (5)	4,479	3,240	5,153

Total revenues	1,292,402	1,014,733	1,321,327

(1)	EMEA includes Europe, the Middle East and Africa.
(2)	North America includes the United States of America and Canada.
(3)	Latin America includes Mexico, Brazil and other Central and South American countries.
(4)	APAC includes the Greater China Region, Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.
(5)	Other revenues mainly include royalties and certain sales of old season products.